Statements of comprehensive income (loss) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income
Net realized gains (losses) on redemptions and sales of platinum and palladium bullion	$ 923,964	$ (1,379,037)
Change in unrealized gains on bullion	6,643,266	36,755,873
Total income	7,567,230	35,376,836
Expenses
Management fees (note 8)	511,447	568,066
Bullion storage fees	178,392	84,591
Listing and regulatory filing fees	102,349	72,860
Unitholder reporting costs	6,091	82,246
Sales tax	66,403	65,327
Legal fees	71,084	72,810
Custodial fees	7,810	7,911
Administrative fees	48,111	43,802
Audit fees	45,992	48,324
Trustee fees	4,187	4,417
Independent Review Committee fees	1,076	24,248
Net foreign exchange gains	(107)	(417)
Total expenses	1,042,835	1,074,185
Net income and comprehensive income	$ 6,524,395	$ 34,302,651
Weighted average number of Units	11,183,502	13,701,904
Increase in total equity from operations per Unit	$ 0.58	$ 2.50